Selected Quarterly Financial Data (Unaudited) - Summary of Unaudited Quarterly Results of Operations (Detail) - USD ($)			3 Months Ended													6 Months Ended		12 Months Ended
	Jul. 10, 2019		Mar. 31, 2020	Dec. 31, 2019		Sep. 30, 2019		Jun. 30, 2019		Mar. 31, 2019		Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2019	Jul. 10, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Quarterly Financial Information Disclosure [Abstract]
Revenue	$ 2,334,000	[1]		$ 33,633,000	[1]	$ 23,927,000	[1]	$ 21,686,000	[1]	$ 23,023,405	[1]	$ 33,858,000	$ 32,292,000	$ 31,066,000	$ 32,797,000
Income (loss) from operations	(32,536,000)		$ (3,379,335)	(13,464,000)		(14,147,000)		5,626,000		6,313,259		3,717,000	5,215,000	5,995,000	1,684,000	$ (27,611,483)	$ (20,597,401)	$ (48,209,000)	$ 16,611,358	$ 16,389,086
Net income	(32,763,000)		(6,284,443)	(15,681,000)		(15,880,000)		4,156,000		4,864,386		2,145,000	3,727,000	4,484,000	181,000	(31,560,676)	(23,742,530)		10,537,443	9,448,244
Net income (loss) attributable to the Company	$ (32,763,000)		$ (3,432,044)	$ (7,809,000)		$ (8,481,000)		$ 4,156,000		$ 4,864,386		$ 2,145,000	$ 3,727,000	$ 4,484,000	$ 181,000	$ (16,289,633)	$ (23,742,530)		$ 10,537,443	$ 9,448,244
Earnings (loss) per Class A share:
Basic and diluted			$ (0.09)	$ (0.21)	[2]	$ (0.25)	[2]									$ (0.46)

[1]	Revenue for the reporting period beginning in 2019 is presented under ASC 606, while prior period revenue continues to be reported in accordance with the Company's historic accounting practices under previous guidance. Refer to Note 2, "Basis of Presentation and Summary of Significant Accounting Policies", for further discussions of the adoption of ASC 606.
[2]	The sum of the quarterly earnings per share amounts may not equal the full year amount reported since per share amounts are computed independently for each period based upon the respective weighted-average common shares outstanding for each respective period.